Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings Per Share

Note 12: Earnings Per Share

Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Earnings attributable to common shareholders	1,502	2,210
Less: Dividends declared on preference shares	(4)	(5)
Earnings used in consolidated earnings per share	1,498	2,205
Less: Earnings from discontinued operations, net of tax	(19)	(15)
Earnings used in earnings per share from continuing operations	1,479	2,190

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,
	2025	2024
Weighted-average number of common shares outstanding	448,852,735	450,473,207
Weighted-average number of vested DSUs	118,980	136,505
Basic	448,971,715	450,609,712
Effect of stock options and TRSUs	560,751	629,778
Diluted	449,532,466	451,239,490

There were 272,123 and 224,973 stock options and TRSUs outstanding as of December 31, 2025 and 2024, respectively, that were anti-dilutive, and therefore excluded from the diluted earnings per share computation.